Income Tax - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Foreign net operating loss carryforwards			$ 104,712	$ 104,712
Change in the valuation allowance			44,562
Income tax provision (benefit)
Effective tax rate			0.00%
Federal statutory rate			21.00%
LCP Edge Intermediate, Inc. [Member]
Income Tax Disclosure [Abstract]
Foreign net operating loss carryforwards			$ 400,000	400,000
Change in the valuation allowance				409,000
Statutory federal income tax rate						21.00%	35.00%
State operating loss carryforwards, gross			7,000,000	7,000,000
Federal income taxes refund, under the NOL carryback provision of the CARES Act	$ 4,500,000		4,100,000	4,100,000
Gross unrecognized tax benefits	100,000	$ 0	270,000	270,000	$ 0
Unrecognized tax benefits that we expect would change significantly over the next 12 months			0	0
Income tax provision (benefit)	$ 306,000	$ 2,614,000		$ 9,308,000	$ 1,297,000	$ (327,000)
Effective tax rate	8.55%	22.38%		24.10%	44.20%	3261.00%
Federal statutory rate	21.00%	21.00%		21.00%	21.00%	21.00%
LCP Edge Intermediate, Inc. [Member] | State and Local Jurisdiction [Member]
Income Tax Disclosure [Abstract]
State operating loss carryforwards				2025
LCP Edge Intermediate, Inc. [Member] | State and Local Jurisdiction [Member] | Maximum [Member]
Income Tax Disclosure [Abstract]
State of California, R&D credit usage	$ 5,000,000
LCP Edge Intermediate, Inc. [Member] | Domestic Tax Authority [Member]
Income Tax Disclosure [Abstract]
Net operating loss carryback			$ 18,800,000	$ 18,800,000